Significant Accounting Policies - Future Stay Credit (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Beginning balance	$ 30,995	$ 35,140	$ 0
Issuances		31,376	100,100
Acquired in business combinations		11,032	0
Redemptions	$ 10,591	(46,433)	(64,855)
Foreign currency fluctuations		(120)	(105)
Ending balance		$ 30,995	$ 35,140